Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying amount of cost method investments						¥ 557,524
Equity investments without readily determinable fair value	¥ 1,761,487		$ 256,198
Accumulated impairment of equity investments without readily determinable fair value	31,500		4,581
Unrealized gains of equity securities without readily determinable fair values	189,639	$ 27,582
Unrealized losses of equity securities without readily determinable fair values	0	0
Net realized gains and losses for equity securities	0	0
Net unrealized gains and losses for equity securities	189,639	$ 27,582
Equity method investments	¥ 810,553		$ 117,890			¥ 10,363
Beijing Xin’ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	29.00%		29.00%	32.00%	32.00%
Equity method investments				¥ 796,000	$ 115,773
Basis differences and investment goodwill				¥ 609,502	$ 88,648